091-06644

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

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# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Investment Company Units**

4. Name of Underlying Instrument:
**S&P VRDO Municipal Bond Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**VRD**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**Over the Counter**

8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not applicable.**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Janet M. Kissane**

Title:
**Corporate Secretary**

Telephone Number:
**(212) 656-2039**

Manual Signature of Official Responsible for Form: [signature: Janet M Kissane]

**September 29, 2009**

SEC 2449 (1/99)

| | |
|---|---|
| **Act** | Securities Exchange Act of 1934 |
| **Section** | 19b-4 |
| **Rule** | 19b-4(e) |
| **Public Availability:** | SEP 30 2009 |

**Janet Kissane**
*Corporate Secretary*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2039
fax: 212.656.3939
jkissane@nyx.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
SEP 30 2009
DIVISION OF TRADING & MARKETS

**Via Overnight Mail**

September 29, 2009

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – Emerging Global Shares / SPDR Wells Fargo / ALPS / Citigroup Funding / iShares**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index ETF (Ticker Symbol EFN)
- SPDR Wells Fargo Preferred Stock ETF linked to the Wells Fargo Hybrid and Preferred Securities Aggregate Index (Ticker Symbol PSK)
- SPDR S&P VRDO Municipal Bond Exchange Traded Fund (Ticker Symbol VRD)
- Thomson Reuters/Jefferies CRB Global Commodity Equity Fund linked to the Thomson Reuters/Jefferies-In-the-Ground CRB Global Commodity Equity Index (Ticker Symbol CRBQ)
- Citigroup Funding Equity Linked Securities linked to the Common Stock of The American Express Company (Ticker Symbol ESB)
- Citigroup Funding Equity Linked Securities linked to the Common Stock of Yahoo! Inc. (Ticker Symbol ETD
- Citigroup Funding Buffer Notes linked to the S&P 500 Index due October 6, 2011 (Ticker Symbol BLN)
- Citigroup Funding 2% Minimum Coupon Principal Protected Notes linked to the S&P 500 Index due October 2, 2014 (Ticker Symbol MHC)
- iShares Russell Top 200 Value Index Fund linked to the Russell Top 200 Value Index (Ticker Symbol IWX)
- iShares Russell Top 200 Growth Index Fund linked to the Russell Top 200 Growth Index (Ticker Symbol IWY)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 30 2009 |

- iShares Russell Top 200 Index Fund linked to the Russell Top 200 Index (Ticker Symbol IWL)
-

If you have any questions, please do not hesitate to call me at (212) 656-2039.

Sincerely,

Janet McGinness

Enclosures

Cc: Tim Malinowski (NYSE Euronext)